Summary of Significant Accounting Policies - Recent Accounting Pronouncements (Details) - Accounting Standards Update 2016-09 [Member] $ in Thousands	Jan. 01, 2016 USD ($)
Retained earnings
Cumulative effect of adoption	$ (148)
Additional paid-in capital
Cumulative effect of adoption	$ 238